Intangibles - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Intangible assets, net:
Total Cost	$ 23,929	$ 7,611
Accumulated Amortization	(2,499)	(11)
Intangible Assets, net	21,430	7,600
Intangible liabilities, net:
Total Cost	1,605	1,605
Accumulated Amortization	(146)	0
Intangible Assets, net	1,459	1,605
In-place lease intangibles
Intangible assets, net:
Total Cost	19,689	5,475
Accumulated Amortization	(2,325)	(7)
Intangible Assets, net	17,364	5,468
Leasing commissions
Intangible assets, net:
Total Cost	2,919	2,136
Accumulated Amortization	(174)	(4)
Intangible Assets, net	2,745	$ 2,132
Above-market lease intangibles
Intangible assets, net:
Total Cost	1,321
Accumulated Amortization	0
Intangible Assets, net	$ 1,321